UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

Asset-Backed Issuer

Distribution Report Pursuant to Section 13 or 15(d) of

The Securities Exchange Act of 1934

For the monthly distribution period from November 1, 2012 to November 30, 2012

Commission File Number of issuing entity in respect of the notes: 333-141703-02

Commission File Number of issuing entity in respect of the Series 2007-CC Collateral Certificate: 000-23108

Commission File Number of sponsor and depositor: 033-54804

Discover Card Execution Note Trust

(Exact name of issuing entity in respect of the notes as specified in its charter)

Discover Card Master Trust I

(Exact name of issuing entity in respect of the Series 2007-CC Collateral Certificate as specified in its charter)

Discover Bank

(Exact name of sponsor and depositor as specified in its charter)

Delaware	51-0020270
(State of organization of the issuing entity in respect of the notes)	(IRS Employer Identification No. of the sponsor and depositor)

Rodney Square North 1100 North Market Street Wilmington, Delaware	19890-0001
(Address of principal executive offices of the issuing entity in respect to the notes)	(Zip Code)

(302) 636-6189

(Telephone Number, including area code)

Registered/reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange
Title of Class				(If Section 12(b))

DiscoverSeries Class A			[x]

Notes

DiscoverSeries Class B			[x]

Notes

DiscoverSeries Class C			[x]

Notes

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes x No

PART I DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information

Monthly Performance Data

This amendment relates to the Form 10-D filed with the Securities and Exchange Commission on December 17, 2012, for the monthly distribution period from November 1, 2012 to November 30, 2012 (the “Original 10-D”). This Form 10-D/A corrects an error in the disclosure under “Item 1, Distribution and Pool Performance Information” of the Original 10-D. While the complete text of the corrected disclosure can be found in the following paragraph, the only correction made consists of changing the reference to “all” accounts having been originated at least 60 months in the Original 10-D to “99%”. The second paragraph under the “Monthly Performance Data” heading under Item 1 of the Original 10-D should read as follows:

“Of the accounts designated to the Master Trust, 99% have been originated at least 60 months prior to the date of this report. Seasoned accounts in general perform differently than newly originated or less seasoned accounts, typically with lower charge-off rates and higher payment rates. The aggregate Discover card portfolio represents all accounts originated by Discover Bank including those accounts not designated to the Master Trust and accordingly, the performance of the Discover card portfolio may differ materially from the performance of the Master Trust, and through the collateral certificate, the Note Issuance Trust.”

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date: December 21, 2012

DISCOVER BANK
(Depositor)

/s/ Michael F. Rickert

Michael F. Rickert
Vice President, Chief Financial Officer and Assistant Treasurer

3